Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Loan Guarantees
The Company has unconditionally guaranteed certain of its partners’ loans with First Republic Bank (“Lender”) whereby it will pay the Lender upon the occurrence of a default event. The total guarantees related to partners was $3.5 million and $5.6 million as of September 30, 2021 and December 31, 2020, respectively. These guarantees are secured by either the partners’ interests in PWP OpCo or Professional Partners. As of September 30, 2021 and December 31, 2020, no loan was in default.
Indemnifications
The Company enters into certain contracts that contain a variety of indemnification provisions. The Company’s maximum exposure under these arrangements is unknown. As of September 30, 2021 and December 31, 2020, the Company expects no claims or losses pursuant to these contracts; therefore, no liability has been recorded related to these indemnification provisions.
Legal Contingencies
From time to time, the Company is named as a defendant in legal actions relating to transactions conducted in the ordinary course of business. Some of these matters may involve claims of substantial amounts. Although there can be no assurance of the outcome of such legal actions, in the opinion of management and after consultation with external counsel, the Company believes it is neither probable nor reasonably possible that any current legal proceedings or claims would individually or in the aggregate have a material adverse effect on the condensed consolidated financial statements of the Company as of September 30, 2021 and December 31, 2020 and for the three and nine months ended September 30, 2021 and 2020.
On October 20, 2015, Perella Weinberg Partners LLC, PWP MC LP, PWP Equity I LP and Perella Weinberg Partners Group LP (collectively, the “PWP Plaintiffs”), filed a complaint against Michael A. Kramer, Derron S. Slonecker, Joshua S. Scherer, Adam W. Verost (collectively, the “Individual Defendants”) and Ducera Partners LLC (together with the Individual Defendants, the “Defendants”). The complaint alleges that the Individual Defendants, three former partners and one former employee of the PWP Plaintiffs, entered into a scheme while still at PWP to lift out the PWP Plaintiffs’ restructuring group to form a new competing firm that they were secretly forming in breach of their contractual and fiduciary duties to the PWP Plaintiffs. The complaint contains fourteen causes of action, and seeks declaratory relief as well as damages resulting from the Individual Defendants’ breaches of their obligations under the PWP Plaintiffs’ partnership and employment agreements, and from Defendants’ unfair competition and tortious interference with the PWP Plaintiffs’ contracts and client relationships.
On November 9, 2015, the Defendants filed an Answer, Counterclaims, Cross-claims and a Third-Party Complaint, which contained 14 causes of action. On July 17, 2016, the Court issued a decision, dismissing half of the Defendants’ counterclaims and cross-claims with prejudice. On August 18, 2016, the Defendants filed an Amended Answer, Counterclaims, Cross-claims and Third-Party Complaint, which contained only seven counterclaims and cross-claims. On December 12, 2016, the Defendants appealed the dismissal of three of their counterclaims and cross-claims to the New York Appellate Division, First Department (the “First Department”). On August 29, 2017, the First Department issued a decision denying the Defendants’ appeal in its entirety other than allowing only one Defendant to proceed with his breach of fiduciary duty counterclaim. On October 27, 2017, the Defendants moved the First Department for leave to appeal its decision to the New York Court of Appeals. On December 28, 2017, the First Department denied the Defendants’ motion for leave to appeal to the New York Court of Appeals. On April 24, 2018, the Defendants filed a Second Amended Answer, Counterclaims, Cross-claims and Third-Party Complaint, which contains eight counterclaims and cross-claims. The Defendants are seeking declaratory relief and damages of no less than $60.0 million, as well as statutory interest.
Discovery is complete. Both the PWP Plaintiffs and the Defendants subsequently moved for summary judgment. As of March 20, 2020, the parties had completed briefing their respective motions for summary judgment. The PWP Plaintiffs moved affirmatively for summary judgment on each of their 14 claims and also moved for dismissal of each of the Defendants’ remaining eight counterclaims and cross-claims. The Defendants moved affirmatively for summary judgment on four of their eight counterclaims and cross-claims and also moved for dismissal of each of the PWP Plaintiffs’ 14 claims. The Court held oral argument on the motions for summary judgment on May 27, 2021. The Court has yet to issue a decision on the motions for summary judgement.
We believe that our 14 causes of action are meritorious. Further, we believe that we have substantial meritorious defenses to the Defendants’ remaining counterclaims and cross-claims and plan to vigorously contest them. Litigation, however, can be uncertain and there can be no assurance that any judgment for one or more of the
Defendants or other outcome of the case would not have a material adverse effect on us. Additionally, even if we prevail in the litigation and are awarded damages, we do not know if we will be able to fully collect on any judgment against any or all Defendants.
The Company incurred $0.9 million during both the three and nine months ended September 30, 2021, and $0.4 million and $1.1 million during the three and nine months ended September 30, 2020, respectively, in legal and professional fees, net of expected insurance reimbursement, related to this litigation. These litigation costs are included in Professional fees in the Condensed Consolidated Statements of Operations.
Other
In the ordinary course of business and in connection with hiring certain senior employees, the Company entered into employment agreements whereby the Company committed to grant equity awards to such newly hired employees contingent upon certain events (including but not limited to the Company becoming a public company). The Company settled these commitments in the third quarter of 2021 with a grant of awards approved by the compensation committee under our PWP Incentive Plan.
Commitments and Contingencies
Loan Guarantees
The Company has unconditionally guaranteed certain of its Partners’ loans with First Republic Bank (“Lender”) whereby it will pay the Lender upon the occurrence of a default event. The total guarantees related to Partners is $5.7 million and $8.1 million as of December 31, 2020 and 2019, respectively. These guarantees are secured by either the Partners’ limited partnership interests in the Company or limited partnership interests in an affiliate. As of December 31, 2020 and 2019, no loan was in default.
Indemnifications
The Company enters into certain contracts that contain a variety of indemnification provisions. The Company’s maximum exposure under these arrangements is unknown. As of December 31, 2020 and 2019, the Company expects no claims or losses pursuant to these contracts; therefore, no liability has been recorded related to these indemnification provisions.
Legal Contingencies
From time to time, the Company is named as a defendant in legal actions relating to transactions conducted in the ordinary course of business. Some of these matters may involve claims of substantial amounts. Although there can be no assurance of the outcome of such legal actions, in the opinion of management, after consultation with external counsel, the Company believes it is neither probable nor reasonably possible that any current legal proceedings or claims would individually or in the aggregate have a material adverse effect on the consolidated financial statements of the Company as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019, and 2018.
On October 20, 2015, Perella Weinberg Partners LLC, PWP MC LP, PWP Equity I LP and Perella Weinberg Partners Group LP (collectively, the “PWP Plaintiffs”), filed a complaint against Michael A. Kramer, Derron S. Slonecker, Joshua S. Scherer, Adam W. Verost (collectively, the “Individual Defendants”) and Ducera Partners LLC (together with the Individual Defendants, the “Defendants”). The complaint alleges that the Individual Defendants, three former partners and one former employee of the PWP Plaintiffs, entered into a scheme while still at PWP to lift out the PWP Plaintiffs’ restructuring group to form a new competing firm that they were secretly forming in breach of their contractual and fiduciary duties to the PWP Plaintiffs. The complaint contains fourteen causes of action, and seeks declaratory relief as well as damages resulting from the Individual Defendants’ breaches of their obligations under the PWP Plaintiffs’ partnership and employment agreements, and from Defendants’ unfair competition and tortious interference with the PWP Plaintiffs’ contracts and client relationships.
On November 9, 2015, the Defendants filed an Answer, Counterclaims, Cross-claims and a Third-Party Complaint, which contained fourteen causes of action. On July 17, 2016, the Court issued a decision, dismissing half of the Defendants’ counterclaims and cross-claims with prejudice. On August 18, 2016, the Defendants filed an Amended Answer, Counterclaims, Cross-claims and Third-Party Complaint, which contained only seven counterclaims and cross-claims. On December 12, 2016, the Defendants appealed the dismissal of three of their counterclaims and cross-claims to the New York Appellate Division, First Department (the “First Department”). On August 29, 2017, the First Department issued a decision denying the Defendants’ appeal in its entirety other than allowing only one Defendant to proceed with his breach of fiduciary duty counterclaim. On October 27, 2017, the Defendants moved the First Department for leave to appeal its decision to the New York Court of Appeals. On December 28, 2017, the First Department denied the Defendants’ motion for leave to appeal to the New York Court of Appeals. On April 24, 2018, the Defendants filed a Second Amended Answer, Counterclaims, Cross-claims and Third-Party Complaint, which contains eight counterclaims and cross-claims. The Defendants are seeking declaratory relief and damages of no less than $60 million, as well as statutory interest.
Discovery is complete. Both the PWP Plaintiffs and the Defendants subsequently moved for summary judgment. As of March 20, 2020 the parties had completed briefing their respective motions for summary judgment. The PWP Plaintiffs moved affirmatively for summary judgment on each of their 14 claims and also moved for dismissal of each of the Defendants’ remaining 8 counterclaims and cross-claims. The Defendants moved affirmatively for summary judgment on 4 of their 8 counterclaims and cross-claims and also moved for dismissal of each of the PWP Plaintiffs’ 14 claims. The Court has yet to issue a decision on the motions for summary judgement.
We believe that our 14 causes of action are meritorious. Further, we believe that we have substantial meritorious defenses to the Defendants’ remaining counterclaims and cross-claims and plan to vigorously contest them. Litigation, however, can be uncertain and there can be no assurance that any judgment for one or more of the Defendants or other outcome of the case would not have a material adverse effect on us. Additionally, even if we prevail in the litigation and are awarded damages, we do not know if we will be able to fully collect on any judgment against any or all Defendants.
During the years ended December 31, 2020, 2019, and 2018, the Company incurred $1.4 million, $4.0 million, and $3.1 million, respectively, in legal and professional fees, net of expected insurance reimbursement, related to this litigation. These litigation costs are included in Professional fees in the Consolidated Statements of Operations and Comprehensive Loss.
Other
In the ordinary course of business and in connection with hiring certain senior employees, the Company has entered into employment agreements whereby the Company commits to grant future equity securities to such newly hired employees in a form that is contingent upon certain events (including but not limited to the Company’s reorganization as a public company). Once all contingencies have been met and all key terms and conditions surrounding these awards are known, compensation cost will be measured and amortized over the service period. As of December 31, 2020, the Company had approximately $22.4 million of potential future awards pursuant to these agreements.